Operating Expenses by Nature	12 Months Ended
Jul. 31, 2019
Expenses by nature [abstract]
Operating Expenses by Nature

18. Operating Expenses by Nature

For the years ended	July 31, 2019	July 31, 2018
Stock based compensation	$28,008	$4,997
Marketing and promotion	22,308	2,447
Salaries and benefits	25,349	6,992
Consulting	11,176	3,659
Professional fees	8,258	1,761
Facilities	5,697	919
General and administrative	4,462	1,442
Travel	2,710	488
Amortization of intangible assets	1,767	765
Depreciation of property, plant and equipment	1,747	896
Total	$111,482	$24,367

The following table summarizes the nature of stock based compensation in the period:

For the year ended	July 31, 2019
General and administrative related stock -based compensation	$26,322
Marketing and promotion related stock -based compensation	1,686
Total operating expense related stock-based compensation	28,008
Stock based compensation capitalized to inventory	1,724
Total stock-based compensation	$29,732

The following table summarizes the total payroll related wages and benefits by nature in the period:

For the year ended	July 31, 2019
General and administrative related wages and benefits	$17,975
Marketing and promotion related wages and benefits	6,162
Research and development related wages and benefits	1,212
Total operating expense related wages and benefits	25,349
Wages and benefits capitalized through cost of sales	10,905
Total wages and benefits in the period	$36,254